Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share		$ (6,598)	$ (2,545)	$ (9,007)
Adjustment of revaluation of warrants issued to investors			(476)
Net loss attributable to Medigus Ltd. for diluted loss		$ (6,598)	$ (3,021)	$ (9,007)
Denominator (in thousands):
Weighted average shares - denominator for basic net loss per share		41,988	12,569	3,440
Shares settlement presumed for warrants issued to investors			400
Denominator for diluted loss per share		41,988	12,969	3,440
Net loss per share attributable to Medigus Ltd. (USD)
Basic	[1]	$ (0.16)	$ (0.20)	$ (2.62)
Diluted	[1]	$ (0.16)	$ (0.23)	$ (2.62)

[1]	On July 9, 2018, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted loss per ordinary share.